Income tax - Summary of Deferred Tax Relates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred tax liabilities	$ (384)	$ (1,281)
Deferred tax assets	2,293	26
Deferred tax liabilities	(2,677)	(1,307)
Deferred tax liabilities, net	(384)	(1,281)
Property, plant and equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liabilities	(36,642)	(4,131)
Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	930	184
Accrued Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	1,280	731
Share Based Compensation
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	282
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	4,090	157
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	27,792	1,303
Deferred Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	1,822	353
Loss Allowances for Financial Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	$ 62	$ 122